Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
C000229637
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Atlas U.S. Tactical Income Fund
Average Annual Return, Percent	2.90%	1.79%
C000229638
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Atlas U.S. Tactical Income Fund
Without Sales Load [Member] | C000229637
Average Annual Return [Line Items]
Average Annual Return, Percent	6.59%	2.51%
Without Sales Load [Member] | C000229638
Average Annual Return [Line Items]
Average Annual Return, Percent	5.82%	1.71%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)